Investigations, Claims, And Litigation	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010 Northrop Grumman Shipbuilding [Member]
Investigations, Claims, And Litigation

11. INVESTIGATIONS, CLAIMS, AND LITIGATION

False Claims Act Complaint—On January 31, 2011, the U. S. Department of Justice first informed the company through Northrop Grumman of a False Claims Act complaint that the company believes was filed under seal by one or more plaintiff(s) (relator(s)) in mid-2010 in the United States District Court for the District of Columbia. The redacted copy of the complaint that the company received (Complaint) alleges that through largely unspecified fraudulent means, Northrop Grumman and the company obtained federal funds that were restricted by law for the consequences of Hurricane Katrina (Katrina), and used those funds to cover costs under certain shipbuilding contracts that were unrelated to Katrina and for which Northrop Grumman and the company were not entitled to recovery under the contracts. The Complaint seeks monetary damages of at least $835 million, plus penalties, attorneys' fees and other costs of suit. Damages under the False Claims Act may be trebled upon a finding of liability.

For several years, Northrop Grumman has pursued recovery under its insurance policies which also provided coverage to the company for property damage and business interruption losses related to Katrina. One of the insurers involved in those actions has made allegations that overlap significantly with certain of the issues raised in the Complaint, including allegations that Northrop Grumman and the company used certain Katrina related funds for losses under the contracts unrelated to the hurricane. Northrop Grumman and the company believe that the insurer's defenses, including those related to the use of Katrina funding, are without merit.

The company has agreed to cooperate with the government investigation relating to the False Claims Act Complaint. The company has been advised that the Department of Justice has not made a decision whether to intervene. Based upon a review to date of the information available to the company, the company believes that it has substantive defenses to the allegations in the Complaint. The company believes that the claims as set forth in the Complaint evidence a fundamental lack of understanding of the terms and conditions in the company's shipbuilding contracts, including the post-Katrina modifications to those contracts, and the manner in which the parties performed in connection with the contracts. Based upon a review to date of the information available to the company, the company believes that the claims as set forth in the Complaint lack merit and are not likely to result in a material adverse effect on its consolidated financial position, results of operations, or cash flows. The company intends vigorously to defend the matter, but the company cannot predict what new or revised claims might be asserted or what information might come to light and can give no assurances regarding the ultimate outcome.

U.S. Government Investigations and Claims — Departments and agencies of the U.S. Government have the authority to investigate various transactions and operations of the company, and the results of such investigations may lead to administrative, civil or criminal proceedings, the ultimate outcome of which could be fines, penalties, repayments or compensatory or treble damages. U.S. Government regulations provide that certain findings against a contractor may lead to suspension or debarment from future U.S. Government contracts or the loss of export privileges for a company or an operating division or subdivision. Suspension or debarment could have a material adverse effect on the company because of its reliance on government contracts.

In the second quarter of 2007, the U.S. Coast Guard issued a revocation of acceptance under the Deepwater Modernization Program for eight converted 123-foot patrol boats (the vessels) based on alleged "hull buckling and shaft alignment problems" and alleged "nonconforming topside equipment" on the vessels. The company submitted a written response that argued that the revocation of acceptance was improper. The Coast Guard advised Integrated Coast Guard Systems, LLC (ICGS), which was formed by Northrop Grumman and Lockheed Martin to perform the Deepwater Modernization Program, that it was seeking approximately $96 million from ICGS as a result of the revocation of acceptance. The majority of the costs associated with the 123-foot conversion effort are associated with the alleged structural deficiencies of the vessels, which were converted under contracts with the company and a subcontractor to the company. In 2008, the Coast Guard advised ICGS that the Coast Guard would support an investigation by the U.S. Department of Justice of ICGS and its subcontractors instead of pursuing its $96 million claim independently. The Department of Justice conducted an investigation of ICGS under a sealed False Claims Act complaint filed in the U.S. District Court for the Northern District of Texas and decided in early 2009 not to intervene at that time. On February 12, 2009, the District Court unsealed the complaint filed by Michael J. DeKort, a former Lockheed Martin employee, against ICGS, Lockheed Martin Corporation and the company relating to the 123-foot conversion effort. Damages under the False Claims Act are subject to trebling. On October 15, 2009, the three defendants moved to dismiss the Fifth Amended complaint. On April 5, 2010, the District Court ruled on the defendants' motions to dismiss, granting them in part and denying them in part. As to the company, the District Court dismissed conspiracy claims and those pertaining to the Command, Control, Communications, Computers, Intelligence, Surveillance, and Reconnaissance (C4ISR) systems. On October 27, 2010, the District Court entered summary judgment for the company on the relator's hull, mechanical and electrical (HM&E) allegations and continued the trial date to December 1, 2010, to allow the relator and a co defendant time to finalize a settlement. On November 10, 2010, relator acknowledged that with the dismissal of the HM&E claims, no issues remained against the company for trial and the Court subsequently vacated the December 1, 2010 trial date.

On March 28, 2011, the Court entered a final judgment dismissing Relator's claims. On April 13, 2011, Relator appealed to the U. S. Court of Appeals for the Fifth Circuit. The parties filed their respective briefs and await further proceedings with the Fifth Circuit.

Based upon the available information regarding matters that are subject to U.S. Government investigations, the company believes that the outcome of any such matters will not have a material adverse effect on its consolidated financial position, results of operations, or cash flows.

Asbestos-Related Claims—HII and its predecessors in interest are defendants in a long-standing series of cases filed in numerous jurisdictions around the country wherein former and current employees and various third party persons allege exposure to asbestos containing materials while on or associated with HII premises or while working on vessels constructed or repaired by HII. The cases allege various injuries including those associated with pleural plaque disease, asbestosis, cancer, mesothelioma, and other alleged asbestos related conditions. In some cases, in addition to the company, several of its former executive officers are also named defendants. In some instances, partial or full insurance coverage is available to the company for its liability and that of its former executive officers. Because of the varying nature of these actions, and based upon the information available to the company to date, the company believes it has substantive defenses in many of these cases but can give no assurance that it will prevail on all claims in each of these cases. The company believes that the ultimate resolution of these cases will not have a material adverse effect on its consolidated financial position, results of operations, or cash flows.

Litigation—Various claims and legal proceedings arise in the ordinary course of business and are pending against the company and its properties. Based upon the information available, the company believes that the resolution of any of these various claims and legal proceedings will not have a material adverse effect on its consolidated financial position, results of operations, or cash flows.

13.	LITIGATION

U.S. Government Investigations and Claims—Departments and agencies of the U.S. Government have the authority to investigate various transactions and operations of the company, and the results of such investigations may lead to administrative, civil or criminal proceedings, the ultimate outcome of which could be fines, penalties, repayments or compensatory or treble damages. U.S. Government regulations provide that certain findings against a contractor may lead to suspension or debarment from future U.S. Government contracts or the loss of export privileges for a company or an operating division or subdivision. Suspension or debarment could have a material adverse effect on the company because of its reliance on government contracts.

In the second quarter of 2007, the U.S. Coast Guard issued a revocation of acceptance under the Deepwater Modernization Program for eight converted 123-foot patrol boats (the vessels) based on alleged "hull buckling and shaft alignment problems" and alleged "nonconforming topside equipment" on the vessels. The company submitted a written response that argued that the revocation of acceptance was improper. The Coast Guard advised Integrated Coast Guard Systems, LLC (ICGS), which was formed by Northrop Grumman and Lockheed Martin to perform the Deepwater Modernization Program, that it was seeking approximately $96 million from ICGS as a result of the revocation of acceptance. The majority of the costs associated with the 123-foot conversion effort are associated with the alleged structural deficiencies of the vessels, which were converted under contracts with the company and a subcontractor to the company. In 2008, the Coast Guard advised ICGS that the Coast Guard would support an investigation by the U.S. Department of Justice of ICGS and its subcontractors instead of pursuing its $96 million claim independently. The Department of Justice conducted an investigation of ICGS under a sealed False Claims Act complaint filed in the U.S. District Court for the Northern District of Texas and decided in early 2009 not to intervene at that time. On February 12, 2009, the District Court unsealed the complaint filed by Michael J. DeKort, a former Lockheed Martin employee, against ICGS, Lockheed Martin Corporation and the company relating to the 123-foot conversion effort. Damages under the False Claims Act are subject to trebling. On October 15, 2009, the three defendants moved to dismiss the Fifth Amended complaint. On April 5, 2010, the District Court ruled on the defendants' motions to dismiss, granting them in part and denying them in part. As to the company, the District Court dismissed conspiracy claims and those pertaining to the C4ISR systems. On October 27, 2010, the District Court entered summary judgment for the company on DeKort's hull, mechanical and electrical ("HM&E") claims brought against the company. On November 10, 2010, the DeKort acknowledged that with the dismissal of the HM&E claims, no issues remained against the company for trial and the District Court subsequently vacated the December 1, 2010 trial. On November 12, 2010, DeKort filed a motion for reconsideration regarding the District Court's denial of his motion to amend the Fifth Amended Complaint. On November 19, 2010, DeKort filed a second motion for reconsideration regarding the District Court's order granting summary judgment on the HM&E claims. Based upon the information available to the company to date, the company believes that it has substantive defenses to any potential claims but can give no assurance that the company will prevail in this litigation.

Based upon the available information regarding matters that are subject to U.S. Government investigations, the company believes that the outcome of any such matters would not have a material adverse effect on its consolidated financial position, results of operations or cash flows.

Asbestos-Related Claims—NGSB and its predecessors in interest are defendants in a long-standing series of cases filed in numerous jurisdictions around the country wherein former and current employees and various third party persons allege exposure to asbestos-containing materials on NGSB premises or while working on vessels constructed or repaired by NGSB. Some cases allege exposure to asbestos-containing materials through contact with company employees and third persons who were on the premises. The cases allege various injuries including those associated with pleural plaque disease, asbestosis, cancer, mesothelioma and other alleged asbestos related conditions. In some cases, in addition to the company, several of its former executive officers are also named defendants. In some instances, partial or full insurance coverage is available to the company for its liability and that of its former executive officers. Because of the varying nature of these actions, and based upon the information available to the company to date, the company believes it has substantive defenses in many of these cases but can give no assurance that it will prevail on all claims in each of these cases. The company believes that the ultimate resolution of these cases will not have a material adverse effect on its consolidated financial position, results of operations or cash flows.

Litigation—Various claims and legal proceedings arise in the ordinary course of business and are pending against the company and its properties. Based upon the information available, the company believes that the resolution of any of these various claims and legal proceedings would not have a material adverse effect on its consolidated financial position, results of operations, or cash flows.

Subsequent Event—On January 31, 2011, the U.S. Department of Justice first informed Northrop Grumman and the company of a False Claims Act complaint that the company believes was filed under seal by a relator (the plaintiff) in mid-2010 in the United States District Court for the District of Columbia. The redacted copy of the complaint that the company received ("Complaint") alleges that through largely unspecified fraudulent means Northrop Grumman and the company obtained federal funds that were restricted by law for the consequences of Hurricane Katrina ("Katrina"), and used those funds to cover costs under certain shipbuilding contracts that were unrelated to Katrina and for which Northrop Grumman and the company were not entitled to recovery under the contracts. The Complaint seeks monetary damages of at least $835 million, plus penalties, attorney's fees and other costs of suit. Damages under the False Claims Act may be trebled upon a finding of liability.

For several years, Northrop Grumman has pursued recovery under its insurance policies for Katrina related property damage and business interruption losses. One of the insurers involved in those actions has made allegations that overlap significantly with certain of the issues raised in the Complaint, including allegations that Northrop and the company used certain Katrina related funds for losses under the contracts unrelated to the hurricane. Northrop Grumman and the company believe that the insurer's defenses, including those related to the use of Katrina funding, are without merit.

The company has agreed to cooperate with the government investigation relating to the False Claims Act Complaint. The company has been advised that the Department of Justice has not made a decision whether to intervene. Based upon a review to date of the information available to the company, the company believes that it has substantive defenses to the allegations in the Complaint. The company believes that the claims as set forth in the Complaint evidence a fundamental lack of understanding of the terms and conditions in the company's shipbuilding contracts, including the post-Katrina modifications to those contracts, and the manner in which the parties performed in connection with the contracts. Based upon a review to date of the information available to the company, the company believes that the claims as set forth in the Complaint lack merit and are not likely to result in a material adverse effect on its consolidated financial position. The company intends vigorously to defend the matter, but the company cannot predict what new or revised claims might be asserted or what information might come to light so can give no assurances regarding the ultimate outcome.